SCHEDULE OF GEOGRAPHICAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets	$ 9,568,194	$ 21,789,126	$ 7,491,611
Property and equipment	5,070,507	3,064,234	3,185,754
Right of use asset	241,047	326,890	520,686
Total Assets	15,390,453	27,153,977	11,636,728
Revenue	552,748	209,100
Selling, marketing and administration	(9,516,271)	(9,055,528)	(8,137,998)
Research and development	(10,746,743)	(8,165,128)	(6,634,317)
Interest expense	(49,738)	(364,619)	(937,903)
Other income, including interest	188,320	75,084	41,148
Net loss	(21,036,690)	(15,669,093)	(18,169,070)
Credit loss on receivable from the sale of discontinued operation			2,500,000
Operating segments [member]
IfrsStatementLineItems [Line Items]
Current assets	9,568,194	21,789,126	7,491,611
Property and equipment	5,070,507	3,064,234	3,185,754
Patents and licenses	510,705	528,476	438,677
Right of use asset	241,047	326,890	520,686
Total Assets	15,390,453	27,153,977	11,636,728
Revenue	552,748	209,100
Selling, marketing and administration	(9,516,271)	(9,055,530)	(8,137,998)
Research and development	(10,746,743)	(8,165,128)	(6,634,317)
Gain on contribution of intellectual property to joint venture	1,746,987	2,587,500
Interest expense	(49,738)	(364,619)	(937,903)
Other income, including interest	188,320	75,084	41,148
Share of loss in joint venture	(3,211,993)	(1,142,249)
Net loss	(21,036,690)	(15,669,095)	(18,169,070)
Investment in joint venture		1,445,251
Forgiveness of Covid-19 government support loans		186,747
Impairment of long lived assets
Credit loss on receivable from the sale of discontinued operation			(2,500,000)
Asian [Member]
IfrsStatementLineItems [Line Items]
Current assets	664,658	537,647	304,450
Property and equipment	4,496,734	2,787,273	2,982,496
Patents and licenses
Right of use asset	55,775	150,134	289,542
Total Assets	5,217,167	4,920,305	3,576,488
Revenue	552,748	209,100
Selling, marketing and administration	(2,121,596)	(1,563,829)	(1,182,054)
Research and development	(6,344,016)	(4,849,553)	(3,269,873)
Gain on contribution of intellectual property to joint venture	1,746,987	2,587,500
Interest expense	(17,701)	(35,043)	(20,181)
Other income, including interest
Share of loss in joint venture	(3,211,993)	(1,142,249)
Net loss	(9,395,571)	(4,794,074)	(4,472,108)
Investment in joint venture		1,445,251
Forgiveness of Covid-19 government support loans
Impairment of long lived assets
Credit loss on receivable from the sale of discontinued operation
United State [Member]
IfrsStatementLineItems [Line Items]
Current assets	133,501	291,772	69,874
Property and equipment	573,773	276,961	203,258
Patents and licenses	510,705	528,476	438,677
Right of use asset	185,272	176,756	231,144
Total Assets	1,403,251	1,273,965	942,953
Revenue
Selling, marketing and administration	(5,885,970)	(5,460,917)	(5,495,161)
Research and development	(4,205,177)	(2,679,452)	(1,447,729)
Gain on contribution of intellectual property to joint venture
Interest expense	(32,037)	(32,632)	(24,474)
Other income, including interest
Share of loss in joint venture
Net loss	(10,123,184)	(7,986,254)	(6,967,364)
Investment in joint venture
Forgiveness of Covid-19 government support loans		186,747
Impairment of long lived assets
Credit loss on receivable from the sale of discontinued operation
CANADA
IfrsStatementLineItems [Line Items]
Current assets	8,770,035	20,959,707	7,117,287
Property and equipment
Patents and licenses
Right of use asset
Total Assets	8,770,035	20,959,707	7,117,287
Revenue
Selling, marketing and administration	(1,508,705)	(2,030,784)	(1,460,783)
Research and development	(197,550)	(636,123)	(1,916,715)
Gain on contribution of intellectual property to joint venture
Interest expense		(296,944)	(893,248)
Other income, including interest	188,320	75,084	41,148
Share of loss in joint venture
Net loss	$ (1,517,935)	(2,888,767)	(6,729,598)
Investment in joint venture
Forgiveness of Covid-19 government support loans
Impairment of long lived assets
Credit loss on receivable from the sale of discontinued operation			$ (2,500,000)